RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Allocation of General Corporate Expenses
The consolidated and combined statements of operations include expenses for certain centralized functions and other programs provided and/or administered by SPX charged directly to business units of the Company. In addition, for purposes of preparing these consolidated and combined financial statements for periods prior to the Spin-Off on a "carve-out" basis, a portion of SPX's total corporate expenses have been allocated to the Company. A detailed description of the methodology used to allocate corporate-related costs is included in Note 1.
Related Party Notes
As of December 31, 2014, the Company had related party notes receivable of $707.1, with SPX serving as the counterparty. These related party notes were transferred to SPX or canceled by the Company with a corresponding decrease to "Former parent company investment" of $669.7 during the third quarter of 2015. We recorded interest income of $26.2, $47.1 and $24.8 for the years ended December 31, 2015, 2014 and 2013, respectively, related to these notes. The related party notes receivable had a weighted-average interest rate of approximately 6.0% as of December 31, 2014. There were no related party notes receivable outstanding as of December 31, 2015.
As of December 31, 2014, the Company had related party notes payable of $1,003.1, with SPX (and certain other of its affiliates that were not part of the Spin-Off) serving as the counterparties. During the nine months ended September 26, 2015, these related party notes payable were extinguished by way of capital contributions to the Company by SPX. As a result, related party notes payable were reduced by $991.3 with a corresponding increase to "Former parent company investment" during the nine months ended September 26, 2015. In aggregate, we recorded interest expense of $28.4, $72.9 and $61.1 for the years ended December 31, 2015, 2014 and 2013, respectively, related to these notes. The related party notes payable had a weighted-average interest rate of approximately 7.0% as of December 31, 2014. There were no related party notes payable outstanding as of December 31, 2015.